Impairment losses/(reversal) for Passenger Vehicle segment and other provisions - Additional information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Recoverable value	₨ 59,654.0	₨ 272,066.9
Cash-generating units [member] | VIU [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Recoverable value		₨ 105,880.0
Passenger vehicle segment [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Percentage increase in market share		8.10%	4.80%
Passenger vehicle segment [member] | Cash-generating units [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Carrying value of the cash generating unit		₨ 49,109.9
Reversal of onerous contract provision	7,770.0
Passenger vehicle segment [member] | Cash-generating units [member] | FVCLD [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Recoverable value		₨ 146,186.0	₨ 91,203.1
Passenger vehicle segment [member] | Cash-generating units [member] | Provision For Supplier Claims [Member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Provision made during the period for estimated supplier claims	1,140.0
Passenger vehicle segment [member] | Top of range [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Other provisions recognization term			10 years
Passenger vehicle segment [member] | Bottom of range [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Other provisions recognization term			5 years
Tata motors european technical center plc [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment of Goodwill			₨ 2,974.9
Recoverable value			465.5
Recoverable amount lower than carrying amount			3,440.4
Reversal of provision for impairment of assets	381.8
Trilix [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment of Goodwill			83.1
Reversal of provision for impairment of assets	₨ 480.8
Trilix [member] | Goodwill and current tax assets [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment Charge			557.1
Trilix [member] | Current tax assets [member]
Impairment Of Passenger Vehicle Segment And Other Provisions [Line Items]
Impairment Charge			₨ 461.7